Accumulated Other Comprehensive Income - Schedule of Changes in Accumulated Other Comprehensive (Loss) Income by Component Net of Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized holding gain (loss) on available-for-sale securities arising during the period, Pretax	$ (989)	$ 376	$ (1,221)
Amount reclassified for net gains included in net income, Pretax			(1)
Unrealized holding gain (loss) on available-for-sale securities arising during the period, Tax Effect	191	(164)	235
Amount reclassified for net gains included in net income, Tax Effect	0	0	0
Beginning balance, After-tax	(663)
Other comprehensive income (loss)	(720)	320	(457)
Ending Balance, After-tax	(1,412)	(663)
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, Pretax	(839)	(1,323)	(631)
Unrealized holding gain (loss) on available-for-sale securities arising during the period, Pretax	(989)	376	(1,221)
Amount reclassified for net gains included in net income, Pretax			(1)
Amortization of held-to-maturity discount resulting from transfer, Pretax	78	108	530
Total other comprehensive income (loss), Pretax	(911)	484	(692)
Deferred tax reclassification from retained earnings, Pretax		0
Reclassify equity AOCI gain to retained earnings, Pretax	(36)
Total other comprehensive income (loss) after reclassification, Pretax		484
Ending balance, Pretax	(1,786)	(839)	(1,323)
Beginning balance, Tax Effect	176	449	214
Unrealized holding gain (loss) on available-for-sale securities arising during the period, Tax Effect	208	(128)	415
Amount reclassified for net gains included in net income, Tax Effect			0
Amortization of held-to-maturity discount resulting from transfer, Tax Effect	(17)	(36)	(180)
Total other comprehensive income (loss), Tax Effect	191	(164)	235
Deferred tax reclassification from retained earnings, Tax Effect		(109)
Reclassify equity AOCI gain to retained earnings, Tax Effect	7
Total other comprehensive income (loss)after reclassification, Tax Effect		(273)
Ending Balance, Tax Effect	374	176	449
Beginning balance, After-tax	(663)	(874)	(417)
Unrealized holding gain (loss) on available-for-sale securities arising during the period, After-tax	(781)	248	(806)
Amount reclassified for net gains included in net income, After Tax			(1)
Amortization of held-to-maturity discount resulting from transfer, After-tax	61	72	350
Other comprehensive income (loss)	(720)	320	(457)
Deferred tax reclassification from retained earnings, After-tax		(109)
Reclassify equity AOCI gain to retained earnings, After-tax	(29)
Total other comprehensive income (loss) after reclassification, After-tax		211
Ending Balance, After-tax	$ (1,412)	$ (663)	$ (874)